Change in Accounting Principle (Details) $ / shares in Units, $ in Millions	3 Months Ended
	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Jan. 01, 2015 USD ($)	Dec. 31, 2014 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of consolidated inventories impacted by change in accounting principle			0.36
Inventories		$ (14,001)		$ (11,930)
Retained earnings		$ (35,506)		$ (31,849)
Inventory Valuation Methodology Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories			$ 7
Deferred tax assets, net, current			3
Retained earnings			$ 4
Effect of change on net income	$ 27
Inventory Valuation Methodology Adjustment | Continuing Operations
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of change on diluted earnings per share (in dollars per share) | $ / shares	$ (0.02)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Basic Earnings Per Share | $ / shares	$ 0.02